TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Liability for unrecognized tax benefits	100
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	18,645
Capital loss carryforwards	298
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	253
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	529
Internal Revenue Service (IRS) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	2021
Internal Revenue Service (IRS) [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	2028